CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ 1,980,151	$ 86,700
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	9,839	1,530
Shares issued for services	21,350
Accretion on convertible note	2,957
Stock issuable for services	1,448,411
Changes in operating assets and liabilities:
Prepaid rent	(5,075)	(8,559)
Accounts payable and accrued liabilities	89,484	70,234
Net cash used in operating activities	(413,186)	(23,495)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in equipment and tenant improvements	(219,687)
Net cash used in investing activities	(219,687)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible note	30,000
Proceeds from the sale of common stock	67,500
Receipt from advances receivable	674,500
Advances from related party	12,500	9,437
Repayment to related party	(110,742)
Repayment of debt	(35,429)
Net cash provided by financing activities	638,329	9,437
INCREASE (DECREASE) IN CASH	5,456	(14,058)
CASH, BEGINNING OF YEAR	97	14,155
CASH, END OF YEAR	5,553	97
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid	1,994
Income taxes paid